SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 232,964	$ 40,939	$ 110,782
Accruals	56,673	129,949	106,048
Other payables	19,100	27,487	31,980
Total	$ 308,737	$ 198,375	$ 248,810